INVENTORY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY	Composed as follows:
	June 30,	December 31,
	2021	2020
	USD in thousands
Raw materials and supplies	145	45
Finished goods	-	278
Inventory write downs	-	(79)
	145	244

	December 31,
	2020	2019
	USD in thousands
Raw materials and supplies	45	24
Work in progress	-	316
Finished goods	278	560
Inventory write downs	(79)	-
	244	900